COMMON STOCK (Detail Textuals 1) (USD $)	6 Months Ended		12 Months Ended							87 Months Ended	93 Months Ended	1 Months Ended				5 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 30, 2013	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Mar. 31, 2012 Rights	Mar. 30, 2012 Rights	May 31, 2013 Restricted Stock	Jun. 30, 2011 Restricted Stock Standby Equity Distribution Agreement	Mar. 30, 2012 Officers and Directors Rights	May 31, 2012 Officers and Directors Restricted Stock Plan 401 K	Jan. 31, 2011 Officers and Directors Restricted Stock Plan 401 K	Jan. 15, 2013 Officers and Directors Restricted Stock Plan 401 K	Jan. 31, 2012 Consultant Restricted Stock	Jan. 31, 2012 Investor Relations Consultant Restricted Stock	Jan. 16, 2013 Foreign Consultants Restricted Stock	Feb. 20, 2013 Foreign Consultants Restricted Stock	Dec. 14, 2012 Foreign Consultants Restricted Stock	Dec. 08, 2011 Foreign Consultants Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Issuance of common stock for cash (in shares)																				33,889								107,500	100,000	107,500	215,000
Issuance of common stock for consulting services							$ 7,501	$ 750																		$ 3,250	$ 15,000	$ 163,078		$ 163,077	$ 299,710
Closing bid price																							$ 1.50	$ 1.40	$ 1.38			$ 1.85		$ 1.70	$ 1.85
Restricted stock discount																												18.00%		18.00%	18.00%
Method of discount calculation																												Finnerty Method		Finnerty Method	Finnerty Method
Toal expensed made from the prepaid expense	140,323
Number of shares issued												25,712	17,705	25,063	244,216	111,175	193,442				244,216	1,014,032
Proceeds from issuance of common stock			1,267,540									25,000	25,000	40,000		230,000	165,000					1,267,540
Number of shares issued for services																										1,994	15,000
Total proceeds from rights offering		731,639	731,639							731,639	731,639							1,267,540				1,267,540
Issuance of common stock for cash	125,000			265,000	304,500	1,400	235,200	755,000	20,000													731,639
Issuance of common stock for cash (in shares)																						585,311
Value of shares issued for repayment of debt																						535,901
Number of shares issued for repayment of debt																		428,721				428,721
Due to officers or stockholders																						506,750
Number of shares issued and contributed pursuant (in shares)																							50,834	51,784
Shares issued and contributed pursuant, Amount																							76,250	72,500,000
Total number of shares subscribed in the rights offering																			1,014,032
Equity purchase agreement commitment fees															$ 300,000						$ 300,000